Subsequent Events (Details) - Teekay LNG - Subsequent Event	Jul. 31, 2018 USD ($)	Jul. 17, 2018	Aug. 22, 2018 USD ($)	Aug. 22, 2018 NOK (kr)	Jul. 06, 2018 USD ($)	Jul. 06, 2018 EUR (€)
Term Loan
Subsequent Event [Line Items]
Debt instrument, principal amount					$ 125,000,000	€ 107,000,000
Debt facility maturing in 2024
Subsequent Event [Line Items]
Debt instrument, principal amount					$ 117,000,000	€ 100,000,000
Senior unsecured bonds maturing in August 2023
Subsequent Event [Line Items]
Unsecured debt			$ 100,000,000	kr 850,000,000
Royal Dutch Shell Plc | The Megara
Subsequent Event [Line Items]
Lease term		10 years
Operating lease arrangement period, lessor		8 years
Exmar LPG Joint Venture | The Wepion
Subsequent Event [Line Items]
Ownership percentage	50.00%
Exmar LPG Joint Venture | The Wepion | Line of Credit
Subsequent Event [Line Items]
Debt term	3 years
Debt instrument, principal amount	$ 35,000,000